Provision for Employee Benefits (Details) - Schedule of defined benefit obligation	Dec. 31, 2021 USD ($)
Schedule of defined benefit obligation [Abstract]
2022	$ 563,243
2023	275,116
2024	266,120
2025	426,322
2026	339,031
2027	549,994
2028	359,377
2029	319,184
2030	477,371
2031	759,926
2032-2045	14,194,589
>2045	$ 16,054,681